Schedule of Investments(a)
March 31, 2020
(Unaudited)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes–89.79%
Aerospace & Defense–3.29%
Bombardier, Inc. (Canada),
8.75%, 12/01/2021(b)	$170,000	$142,247
5.75%, 03/15/2022(b)	215,000	164,011
7.50%, 03/15/2025(b)	982,000	687,400
7.88%, 04/15/2027(b)	161,000	112,310
Moog, Inc., 4.25%, 12/15/2027(b)	239,000	217,490
Spirit AeroSystems, Inc., 4.60%, 06/15/2028	157,000	135,314
TransDigm UK Holdings PLC, 6.88%, 05/15/2026	600,000	563,125
TransDigm, Inc.,
6.50%, 07/15/2024	157,000	150,470
6.50%, 05/15/2025	574,000	548,890
6.25%, 03/15/2026(b)	371,000	371,231
Triumph Group, Inc.,
6.25%, 09/15/2024(b)	148,000	132,840
7.75%, 08/15/2025	819,000	588,652
		3,813,980
Agricultural & Farm Machinery–0.47%
Titan International, Inc., 6.50%, 11/30/2023	1,181,000	541,778
Alternative Carriers–1.32%
CenturyLink, Inc., Series Y, 7.50%, 04/01/2024	696,000	766,474
Level 3 Financing, Inc.,
5.38%, 05/01/2025	365,000	365,458
5.25%, 03/15/2026	400,000	401,970
		1,533,902
Aluminum–0.25%
Novelis Corp., 4.75%, 01/30/2030(b)	320,000	286,600
Apparel Retail–1.04%
L Brands, Inc.,
6.88%, 11/01/2035	684,000	509,802
6.75%, 07/01/2036	101,000	73,508
Michaels Stores, Inc., 8.00%, 07/15/2027(b)	830,000	618,807
		1,202,117
Apparel, Accessories & Luxury Goods–0.14%
William Carter Co. (The), 5.63%, 03/15/2027(b)	167,000	161,244
Application Software–0.04%
Castle US Holding Corp., 9.50%, 02/15/2028(b)	45,000	43,003
Auto Parts & Equipment–1.51%
Adient Global Holdings Ltd., 4.88%, 08/15/2026(b)	350,000	242,349
Dana, Inc.,
5.50%, 12/15/2024	498,000	438,865
5.38%, 11/15/2027	119,000	97,282
	Principal Amount	Value
Auto Parts & Equipment–(continued)
Hertz Corp. (The),
7.63%, 06/01/2022(b)	$152,000	$124,260
7.13%, 08/01/2026(b)	198,000	104,777
Panther BF Aggregator 2 L.P./Panther Finance Co., Inc.,
6.25%, 05/15/2026(b)	215,000	204,384
8.50%, 05/15/2027(b)	354,000	310,794
Tenneco, Inc., 5.00%, 07/15/2026	365,000	231,802
		1,754,513
Automobile Manufacturers–1.33%
Ford Motor Credit Co. LLC, 5.11%, 05/03/2029	616,000	528,220
J.B. Poindexter & Co., Inc., 7.13%, 04/15/2026(b)	1,086,000	1,014,278
Motors Liquidation Co., 8.38%, 07/15/2033(c)(d)	1,060,000	0
		1,542,498
Automotive Retail–2.34%
Asbury Automotive Group, Inc., 4.75%, 03/01/2030(b)	78,000	66,885
Capitol Investment Merger Sub 2 LLC, 10.00%, 08/01/2024(b)	833,000	756,985
Lithia Motors, Inc.,
5.25%, 08/01/2025(b)	248,000	217,929
4.63%, 12/15/2027(b)	169,000	153,384
Murphy Oil USA, Inc.,
5.63%, 05/01/2027	472,000	466,498
4.75%, 09/15/2029	202,000	190,496
Penske Automotive Group, Inc., 5.50%, 05/15/2026	942,000	863,371
		2,715,548
Broadcasting–2.46%
AMC Networks, Inc.,
5.00%, 04/01/2024	486,000	468,990
4.75%, 08/01/2025	127,000	124,302
Clear Channel Worldwide Holdings, Inc., 9.25%, 02/15/2024(b)	929,000	804,751
Gray Television, Inc., 7.00%, 05/15/2027(b)	564,000	564,310
iHeartCommunications, Inc., 8.38%, 05/01/2027	817,000	700,128
TV Azteca S.A.B. de C.V. (Mexico), 8.25%, 08/09/2024(b)	270,000	191,634
		2,854,115
Building Products–0.58%
Advanced Drainage Systems, Inc., 5.00%, 09/30/2027(b)	219,000	196,781
Builders FirstSource, Inc., 5.00%, 03/01/2030(b)	124,000	112,297
Standard Industries, Inc., 5.00%, 02/15/2027(b)	400,000	366,787
		675,865

See accompanying notes which are an integral part of this schedule.
Invesco V.I. High Yield Fund

	Principal Amount	Value
Cable & Satellite–5.97%
Altice Financing S.A. (Luxembourg), 7.50%, 05/15/2026(b)	$430,000	$420,561
CCO Holdings LLC/CCO Holdings Capital Corp., 5.75%, 02/15/2026(b)	1,128,000	1,145,992
CSC Holdings LLC,
10.88%, 10/15/2025(b)	445,000	481,991
6.50%, 02/01/2029(b)	745,000	807,666
DISH DBS Corp.,
5.88%, 11/15/2024	986,000	966,364
7.75%, 07/01/2026	220,000	227,271
DISH Network Corp., Conv., 3.38%, 08/15/2026	534,000	434,864
Intelsat Jackson Holdings S.A. (Luxembourg),
5.50%, 08/01/2023	731,000	454,137
8.50%, 10/15/2024(b)	501,000	318,613
9.75%, 07/15/2025(b)	210,000	132,564
Telenet Finance Luxembourg Notes S.a r.l. (Belgium), 5.50%, 03/01/2028(b)	400,000	378,000
Virgin Media Finance PLC (United Kingdom), 6.00%, 10/15/2024(b)	450,000	447,185
Virgin Media Secured Finance PLC (United Kingdom), 5.50%, 08/15/2026(b)	300,000	306,590
VTR Finance B.V. (Chile), 6.88%, 01/15/2024(b)	440,000	402,048
		6,923,846
Casinos & Gaming–2.78%
Boyd Gaming Corp., 6.00%, 08/15/2026	226,000	196,290
Cirsa Finance International S.a.r.l. (Spain), 7.88%, 12/20/2023(b)	200,000	168,962
Codere Finance 2 (Luxembourg) S.A. (Spain), 7.63%, 11/01/2021(b)	448,000	157,602
Melco Resorts Finance Ltd. (Hong Kong), 5.63%, 07/17/2027(b)	229,000	201,337
MGM China Holdings Ltd. (Macau), 5.88%, 05/15/2026(b)	206,000	182,438
MGM Resorts International,
7.75%, 03/15/2022	519,000	516,851
6.00%, 03/15/2023	305,000	296,233
Scientific Games International, Inc.,
8.25%, 03/15/2026(b)	158,000	102,026
7.00%, 05/15/2028(b)	251,000	155,758
Station Casinos LLC, 4.50%, 02/15/2028(b)	204,000	166,770
Studio City Finance Ltd. (Macau), 7.25%, 02/11/2024(b)	505,000	432,914
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.50%, 03/01/2025(b)	685,000	642,167
		3,219,348
Coal & Consumable Fuels–0.69%
SunCoke Energy Partners L.P./SunCoke Energy Partners Finance Corp., 7.50%, 06/15/2025(b)	1,097,000	798,035
Commodity Chemicals–0.93%
Koppers, Inc., 6.00%, 02/15/2025(b)	460,000	371,436
Nufarm Australia Ltd./Nufarm Americas, Inc. (Australia), 5.75%, 04/30/2026(b)	306,000	269,903
	Principal Amount	Value
Commodity Chemicals–(continued)
Olin Corp., 5.63%, 08/01/2029	$466,000	$431,423
		1,072,762
Communications Equipment–0.73%
CommScope Technologies LLC, 6.00%, 06/15/2025(b)	152,000	140,251
Hughes Satellite Systems Corp., 7.63%, 06/15/2021	692,000	709,618
		849,869
Construction & Engineering–0.34%
Valmont Industries, Inc., 5.00%, 10/01/2044	408,000	390,230
Construction Materials–0.19%
Cemex S.A.B. de C.V. (Mexico), 5.45%, 11/19/2029(b)	270,000	220,117
Consumer Finance–1.30%
Navient Corp.,
7.25%, 01/25/2022	345,000	338,890
7.25%, 09/25/2023	1,005,000	992,407
5.00%, 03/15/2027	208,000	180,378
		1,511,675
Copper–1.97%
First Quantum Minerals Ltd. (Zambia), 7.50%, 04/01/2025(b)	1,022,000	856,891
Freeport-McMoRan, Inc., 5.40%, 11/14/2034	1,118,000	1,041,940
Taseko Mines Ltd. (Canada), 8.75%, 06/15/2022(b)	840,000	385,086
		2,283,917
Data Processing & Outsourced Services–0.50%
Alliance Data Systems Corp., 4.75%, 12/15/2024(b)	394,000	302,395
Cardtronics, Inc./Cardtronics USA, Inc., 5.50%, 05/01/2025(b)	290,000	278,036
		580,431
Department Stores–0.24%
Kohl’s Corp., 5.55%, 07/17/2045	407,000	277,002
Distributors–0.78%
Core & Main Holdings L.P., 9.38% PIK Rate, 8.63% Cash Rate, 09/15/2024(b)(e)	975,000	900,651
Diversified Banks–1.10%
Barclays Bank PLC (United Kingdom), 7.63%, 11/21/2022	200,000	204,698
Credit Agricole S.A. (France), 8.13%(b)(f)	507,000	525,390
Societe Generale S.A. (France), 7.38%(b)(f)	308,000	284,892
Standard Chartered PLC (United Kingdom), 7.50%(b)(f)	263,000	259,296
		1,274,276
Diversified Capital Markets–0.13%
Credit Suisse Group AG (Switzerland), 5.10%(b)(f)	201,000	155,524
See accompanying notes which are an integral part of this schedule.
Invesco V.I. High Yield Fund

	Principal Amount	Value
Diversified Chemicals–0.37%
Chemours Co. (The), 7.00%, 05/15/2025	$220,000	$184,526
Trinseo Materials Operating S.C.A./Trinseo Materials Finance, Inc., 5.38%, 09/01/2025(b)	285,000	242,250
		426,776
Diversified Metals & Mining–0.43%
Hudbay Minerals, Inc. (Canada), 7.63%, 01/15/2025(b)	396,000	346,997
Vedanta Resources Ltd. (India), 6.38%, 07/30/2022(b)	407,000	154,227
		501,224
Diversified REITs–1.16%
Colony Capital, Inc.,
Conv., 3.88%, 01/15/2021	34,000	27,285
5.00%, 04/15/2023	268,000	220,628
iStar, Inc., 4.75%, 10/01/2024	803,000	679,543
VICI Properties L.P./VICI Note Co., Inc.,
3.50%, 02/15/2025(b)	147,000	136,618
3.75%, 02/15/2027(b)	148,000	140,323
4.13%, 08/15/2030(b)	148,000	141,062
		1,345,459
Diversified Support Services–0.23%
IAA, Inc., 5.50%, 06/15/2027(b)	274,000	266,616
Electric Utilities–1.01%
DPL, Inc., 4.35%, 04/15/2029(b)	405,000	386,725
NRG Energy, Inc.,
7.25%, 05/15/2026	200,000	210,610
6.63%, 01/15/2027	175,000	182,971
5.25%, 06/15/2029(b)	374,000	387,296
		1,167,602
Electrical Components & Equipment–0.42%
EnerSys,
5.00%, 04/30/2023(b)	331,000	318,175
4.38%, 12/15/2027(b)	172,000	162,970
		481,145
Electronic Equipment & Instruments–0.83%
Itron, Inc., 5.00%, 01/15/2026(b)	452,000	433,261
MTS Systems Corp., 5.75%, 08/15/2027(b)	560,000	524,184
		957,445
Environmental & Facilities Services–0.43%
GFL Environmental, Inc. (Canada), 7.00%, 06/01/2026(b)	85,000	82,999
Waste Pro USA, Inc., 5.50%, 02/15/2026(b)	444,000	415,037
		498,036
Fertilizers & Agricultural Chemicals–0.18%
OCI N.V. (Netherlands), 6.63%, 04/15/2023(b)	231,000	212,520
	Principal Amount	Value
Food Retail–1.45%
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s L.P./Albertson’s LLC,
6.63%, 06/15/2024	$183,000	$187,112
7.50%, 03/15/2026(b)	278,000	301,192
4.63%, 01/15/2027(b)	395,000	395,217
5.88%, 02/15/2028(b)	309,000	316,215
Simmons Foods, Inc., 5.75%, 11/01/2024(b)	530,000	484,449
		1,684,185
Forest Products–0.45%
Norbord, Inc. (Canada), 5.75%, 07/15/2027(b)	560,000	516,016
Gas Utilities–0.64%
AmeriGas Partners L.P./AmeriGas Finance Corp., 5.88%, 08/20/2026	341,000	328,503
Suburban Propane Partners L.P./Suburban Energy Finance Corp., 5.50%, 06/01/2024	375,000	355,301
Superior Plus L.P./Superior General Partner, Inc. (Canada), 7.00%, 07/15/2026(b)	59,000	58,029
		741,833
Health Care Facilities–0.85%
HCA, Inc.,
5.38%, 02/01/2025	490,000	501,635
5.88%, 02/15/2026	281,000	294,193
5.50%, 06/15/2047	170,000	186,345
		982,173
Health Care REITs–0.33%
MPT Operating Partnership L.P./MPT Finance Corp., 5.00%, 10/15/2027	395,000	386,142
Health Care Services–2.24%
Community Health Systems, Inc.,
6.88%, 02/01/2022	208,000	157,560
9.88%, 06/30/2023(b)(g)	226,000	178,257
6.63%, 02/15/2025(b)	338,000	315,185
8.00%, 03/15/2026(b)	449,000	429,074
Envision Healthcare Corp., 8.75%, 10/15/2026(b)	213,000	53,472
Hadrian Merger Sub, Inc., 8.50%, 05/01/2026(b)	795,000	599,066
MPH Acquisition Holdings LLC, 7.13%, 06/01/2024(b)	650,000	570,395
Surgery Center Holdings, Inc., 10.00%, 04/15/2027(b)	225,000	159,422
Team Health Holdings, Inc., 6.38%, 02/01/2025(b)	384,000	137,758
		2,600,189
Home Improvement Retail–0.17%
Hillman Group, Inc. (The), 6.38%, 07/15/2022(b)	255,000	200,095
Homebuilding–2.25%
Ashton Woods USA LLC/Ashton Woods Finance Co., 9.88%, 04/01/2027(b)	566,000	570,835
KB Home, 4.80%, 11/15/2029	300,000	254,250
See accompanying notes which are an integral part of this schedule.
Invesco V.I. High Yield Fund

	Principal Amount	Value
Homebuilding–(continued)
Lennar Corp.,
8.38%, 01/15/2021	$112,000	$114,654
5.38%, 10/01/2022	254,000	261,223
Mattamy Group Corp. (Canada), 5.25%, 12/15/2027(b)	284,000	266,250
Meritage Homes Corp., 5.13%, 06/06/2027	350,000	331,990
PulteGroup, Inc., 6.38%, 05/15/2033	11,000	11,224
Taylor Morrison Communities, Inc.,
6.63%, 07/15/2027(b)	562,000	512,123
5.75%, 01/15/2028(b)	320,000	288,466
		2,611,015
Hotel & Resort REITs–0.31%
Service Properties Trust, 4.95%, 10/01/2029	407,000	353,590
Household Products–1.71%
Energizer Holdings, Inc.,
6.38%, 07/15/2026(b)	77,000	78,197
7.75%, 01/15/2027(b)	275,000	285,794
Reynolds Group Issuer, Inc./LLC, 7.00%, 07/15/2024(b)	929,000	949,322
Spectrum Brands, Inc., 5.75%, 07/15/2025	705,000	664,441
		1,977,754
Human Resource & Employment Services–0.43%
ASGN, Inc., 4.63%, 05/15/2028(b)	534,000	503,589
Independent Power Producers & Energy Traders–0.56%
Calpine Corp., 5.50%, 02/01/2024	334,000	319,795
Enviva Partners L.P./Enviva Partners Finance Corp., 6.50%, 01/15/2026(b)	335,000	329,137
		648,932
Industrial Machinery–1.74%
Cleaver-Brooks, Inc., 7.88%, 03/01/2023(b)	866,000	726,353
EnPro Industries, Inc., 5.75%, 10/15/2026	545,000	535,058
Mueller Industries, Inc., 6.00%, 03/01/2027	825,000	751,610
		2,013,021
Integrated Oil & Gas–0.64%
Petrobras Global Finance B.V. (Brazil), 5.75%, 02/01/2029	645,000	611,815
Petroleos Mexicanos (Mexico), 5.95%, 01/28/2031(b)	185,000	128,131
		739,946
Integrated Telecommunication Services–3.77%
Altice France Holding S.A. (Luxembourg), 10.50%, 05/15/2027(b)	410,000	434,600
Altice France S.A. (France), 7.38%, 05/01/2026(b)	764,000	775,880
Cincinnati Bell, Inc.,
7.00%, 07/15/2024(b)	629,000	637,630
8.00%, 10/15/2025(b)	94,000	97,172
CommScope, Inc.,
6.00%, 03/01/2026(b)	467,000	468,925
8.25%, 03/01/2027(b)	536,000	519,625
	Principal Amount	Value
Integrated Telecommunication Services–(continued)
Embarq Corp., 8.00%, 06/01/2036	$431,000	$428,985
Frontier Communications Corp.,
10.50%, 09/15/2022	1,501,000	404,799
11.00%, 09/15/2025	264,000	70,620
Telecom Italia Capital S.A. (Italy),
6.38%, 11/15/2033	95,000	96,952
7.20%, 07/18/2036	417,001	434,848
		4,370,036
Interactive Media & Services–1.56%
Cable Onda S.A. (Panama), 4.50%, 01/30/2030(b)	210,000	185,966
Cumulus Media New Holdings, Inc., 6.75%, 07/01/2026(b)	684,000	616,025
Diamond Sports Group LLC/Diamond Sports Finance Co.,
5.38%, 08/15/2026(b)	579,000	473,704
6.63%, 08/15/2027(b)	784,000	528,651
		1,804,346
Internet & Direct Marketing Retail–0.26%
QVC, Inc., 5.45%, 08/15/2034	407,000	299,339
Internet Services & Infrastructure–0.05%
EIG Investors Corp., 10.88%, 02/01/2024	44,000	37,785
Rackspace Hosting, Inc., 8.63%, 11/15/2024(b)	26,000	23,327
		61,112
Leisure Products–0.27%
Mattel, Inc., 6.75%, 12/31/2025(b)	303,000	310,955
Managed Health Care–1.43%
Centene Corp.,
5.25%, 04/01/2025(b)	367,000	376,634
5.38%, 06/01/2026(b)	356,000	368,695
5.38%, 08/15/2026(b)	310,000	319,687
4.63%, 12/15/2029(b)	250,000	252,638
Molina Healthcare, Inc., 4.88%, 06/15/2025(b)	340,000	334,473
		1,652,127
Metal & Glass Containers–1.45%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 6.00%, 02/15/2025(b)	500,000	505,150
Flex Acquisition Co., Inc., 7.88%, 07/15/2026(b)	821,000	761,915
Trivium Packaging Finance B.V. (Netherlands),
5.50%, 08/15/2026(b)	206,000	206,128
8.50%, 08/15/2027(b)	200,000	202,110
		1,675,303
Movies & Entertainment–1.27%
AMC Entertainment Holdings, Inc.,
5.75%, 06/15/2025	735,000	313,298
6.13%, 05/15/2027	308,000	130,153
Netflix, Inc.,
5.88%, 11/15/2028	577,000	620,592
5.38%, 11/15/2029(b)	383,000	402,361
		1,466,404
See accompanying notes which are an integral part of this schedule.
Invesco V.I. High Yield Fund

	Principal Amount	Value
Office Services & Supplies–0.09%
Pitney Bowes, Inc., 5.70%, 04/01/2023	$142,000	$105,840
Oil & Gas Drilling–0.57%
Diamond Offshore Drilling, Inc., 4.88%, 11/01/2043	240,000	34,873
Ensign Drilling, Inc. (Canada), 9.25%, 04/15/2024(b)	395,000	148,113
Precision Drilling Corp. (Canada),
7.75%, 12/15/2023	94,000	38,422
5.25%, 11/15/2024	405,000	145,292
Transocean, Inc.,
8.00%, 02/01/2027(b)	129,000	61,759
7.50%, 04/15/2031	662,000	173,725
Valaris PLC (Saudi Arabia), 7.75%, 02/01/2026	544,000	54,441
		656,625
Oil & Gas Equipment & Services–0.28%
Calfrac Holdings L.P. (Canada),
10.88%, 03/15/2026(b)	94,050	28,215
8.50%, 06/15/2026(b)	179,000	15,215
Hilcorp Energy I L.P./Hilcorp Finance Co., 6.25%, 11/01/2028(b)	244,000	109,444
SESI LLC, 7.13%, 12/15/2021(b)	396,000	171,270
		324,144
Oil & Gas Exploration & Production–2.59%
Ascent Resources Utica Holdings LLC/ARU Finance Corp., 10.00%, 04/01/2022(b)	563,000	305,417
California Resources Corp., 8.00%, 12/15/2022(b)	559,000	12,578
Callon Petroleum Co.,
6.13%, 10/01/2024	441,000	81,585
6.38%, 07/01/2026	169,000	28,484
Chesapeake Energy Corp., 11.50%, 01/01/2025(b)	173,000	29,410
CNX Resources Corp., 7.25%, 03/14/2027(b)	180,000	128,427
Denbury Resources, Inc.,
9.00%, 05/15/2021(b)	250,000	74,813
5.50%, 05/01/2022	323,000	24,225
EP Energy LLC/Everest Acquisition Finance, Inc., 8.00%, 11/29/2024(b)(c)	420,000	14,700
EQT Corp.,
3.90%, 10/01/2027	59,000	41,135
7.00%, 02/01/2030	47,000	35,368
Genesis Energy L.P./Genesis Energy Finance Corp.,
6.25%, 05/15/2026	940,000	680,130
7.75%, 02/01/2028	212,000	148,389
Gulfport Energy Corp.,
6.63%, 05/01/2023	608,000	175,365
6.00%, 10/15/2024	747,000	188,617
Laredo Petroleum, Inc., 10.13%, 01/15/2028	160,000	62,000
Oasis Petroleum, Inc., 6.88%, 01/15/2023	164,000	34,850
QEP Resources, Inc., 5.25%, 05/01/2023	375,000	141,562
	Principal Amount	Value
Oil & Gas Exploration & Production–(continued)
Range Resources Corp., 4.88%, 05/15/2025	$153,000	$92,182
SM Energy Co.,
6.75%, 09/15/2026	285,000	87,935
6.63%, 01/15/2027	96,000	28,611
Southwestern Energy Co.,
7.50%, 04/01/2026	335,000	221,963
7.75%, 10/01/2027	344,000	228,786
Whiting Petroleum Corp.,
5.75%, 03/15/2021	379,000	28,027
6.25%, 04/01/2023	514,000	42,405
6.63%, 01/15/2026	519,000	38,964
Conv., 1.25%, 12/31/2049	61,000	29,890
		3,005,818
Oil & Gas Refining & Marketing–1.76%
Calumet Specialty Products Partners L.P./Calumet Finance Corp., 7.63%, 01/15/2022	700,000	548,405
EnLink Midstream Partners L.P., 5.60%, 04/01/2044	282,000	98,081
NuStar Logistics L.P., 6.00%, 06/01/2026	681,000	507,769
Parkland Fuel Corp. (Canada), 6.00%, 04/01/2026(b)	676,000	632,432
PBF Holding Co. LLC/PBF Finance Corp., 6.00%, 02/15/2028(b)	379,000	257,720
		2,044,407
Oil & Gas Storage & Transportation–1.51%
Antero Midstream Partners L.P./Antero Midstream Finance Corp., 5.75%, 01/15/2028(b)	813,000	526,478
Crestwood Midstream Partners L.P./Crestwood Midstream Finance Corp., 5.75%, 04/01/2025	196,000	113,686
Holly Energy Partners L.P./Holly Energy Finance Corp., 5.00%, 02/01/2028(b)	151,000	127,312
NGL Energy Partners L.P./NGL Energy Finance Corp., 7.50%, 04/15/2026	781,000	278,909
Targa Resources Partners L.P./Targa Resources Partners Finance Corp.,
5.88%, 04/15/2026	743,000	622,725
5.50%, 03/01/2030(b)	100,000	78,125
		1,747,235
Other Diversified Financial Services–1.98%
eG Global Finance PLC (United Kingdom),
6.75%, 02/07/2025(b)	449,000	370,989
8.50%, 10/30/2025(b)	212,000	190,006
Lions Gate Capital Holdings LLC, 6.38%, 02/01/2024(b)	457,000	405,574
LPL Holdings, Inc., 5.75%, 09/15/2025(b)	509,000	492,442
Tempo Acquisition LLC/Tempo Acquisition Finance Corp., 6.75%, 06/01/2025(b)	910,000	839,502
		2,298,513
See accompanying notes which are an integral part of this schedule.
Invesco V.I. High Yield Fund

	Principal Amount	Value
Packaged Foods & Meats–3.04%
B&G Foods, Inc.,
5.25%, 04/01/2025	$389,000	$381,965
5.25%, 09/15/2027	229,000	224,134
JBS USA LUX S.A./JBS USA Finance, Inc., 5.75%, 06/15/2025(b)	180,000	183,374
JBS USA LUX S.A./JBS USA Food Co./JBS USA Finance, Inc., 5.50%, 01/15/2030(b)	439,000	455,704
Kraft Heinz Foods Co.,
6.88%, 01/26/2039	407,000	468,402
5.00%, 06/04/2042	369,000	351,364
Pilgrim’s Pride Corp., 5.88%, 09/30/2027(b)	343,000	343,669
Post Holdings, Inc.,
5.63%, 01/15/2028(b)	355,000	363,183
4.63%, 04/15/2030(b)	317,000	305,905
TreeHouse Foods, Inc., 6.00%, 02/15/2024(b)	448,000	447,438
		3,525,138
Paper Products–0.72%
Mercer International, Inc. (Germany), 5.50%, 01/15/2026	162,000	124,323
Schweitzer-Mauduit International, Inc., 6.88%, 10/01/2026(b)	713,000	715,526
		839,849
Pharmaceuticals–2.17%
Bausch Health Americas, Inc., 9.25%, 04/01/2026(b)	372,000	390,395
Bausch Health Cos., Inc., 9.00%, 12/15/2025(b)	974,000	1,034,096
Endo DAC/Endo Finance LLC/Endo Finco, Inc., 6.00%, 07/15/2023(b)	240,000	175,644
HLF Financing S.a.r.l. LLC/Herbalife International, Inc., 7.25%, 08/15/2026(b)	724,000	618,115
Par Pharmaceutical, Inc., 7.50%, 04/01/2027(b)	293,000	293,755
		2,512,005
Property & Casualty Insurance–0.14%
AmWINS Group, Inc., 7.75%, 07/01/2026(b)	169,000	166,429
Publishing–0.55%
Meredith Corp., 6.88%, 02/01/2026	735,000	637,221
Railroads–0.91%
Kenan Advantage Group, Inc. (The), 7.88%, 07/31/2023(b)	1,250,000	1,060,150
Research & Consulting Services–0.24%
Dun & Bradstreet Corp. (The), 10.25%, 02/15/2027(b)	257,000	273,846
Restaurants–0.67%
1011778 BC ULC/New Red Finance, Inc. (Canada), 5.00%, 10/15/2025(b)	332,000	319,133
IRB Holding Corp., 6.75%, 02/15/2026(b)	531,000	422,919
Yum! Brands, Inc., 7.75%, 04/01/2025(b)	31,000	32,628
		774,680
	Principal Amount	Value
Security & Alarm Services–0.74%
Brink’s Co. (The), 4.63%, 10/15/2027(b)	$545,000	$506,560
Garda World Security Corp. (Canada), 9.50%, 11/01/2027(b)	207,000	186,186
Prime Security Services Borrower LLC/Prime Finance, Inc., 5.75%, 04/15/2026(b)	172,000	169,527
		862,273
Specialized Consumer Services–0.58%
ServiceMaster Co. LLC (The), 7.45%, 08/15/2027	765,000	675,910
Specialized REITs–1.25%
Iron Mountain US Holdings, Inc., 5.38%, 06/01/2026(b)	248,000	252,599
Iron Mountain, Inc.,
5.75%, 08/15/2024	377,000	377,931
5.25%, 03/15/2028(b)	578,000	574,156
Rayonier A.M. Products, Inc., 5.50%, 06/01/2024(b)	518,000	240,220
		1,444,906
Specialty Chemicals–0.95%
Element Solutions, Inc., 5.88%, 12/01/2025(b)	578,000	570,758
GCP Applied Technologies, Inc., 5.50%, 04/15/2026(b)	567,000	532,153
		1,102,911
Systems Software–0.25%
Banff Merger Sub, Inc., 9.75%, 09/01/2026(b)	142,000	126,036
Camelot Finance S.A., 4.50%, 11/01/2026(b)	173,000	168,782
		294,818
Technology Hardware, Storage & Peripherals–0.84%
Dell International LLC/EMC Corp.,
7.13%, 06/15/2024(b)	396,000	410,355
8.10%, 07/15/2036(b)	407,000	469,318
Exela Intermediate LLC/Exela Finance Inc., 10.00%, 07/15/2023(b)	114,000	30,780
Presidio Holdings, Inc., 8.25%, 02/01/2028(b)	72,000	63,990
		974,443
Textiles–0.41%
Eagle Intermediate Global Holding B.V./Ruyi US Finance LLC (China), 7.50%, 05/01/2025(b)	814,000	475,168
Thrifts & Mortgage Finance–0.08%
Nationstar Mortgage Holdings, Inc., 6.00%, 01/15/2027(b)	109,000	93,263
Trading Companies & Distributors–2.07%
AerCap Global Aviation Trust (Ireland), 6.50% (3 mo. USD LIBOR + 4.30%), 06/15/2045(b)(h)	434,000	363,063
BMC East LLC, 5.50%, 10/01/2024(b)	649,000	631,961
Herc Holdings, Inc., 5.50%, 07/15/2027(b)	653,000	612,236
See accompanying notes which are an integral part of this schedule.
Invesco V.I. High Yield Fund

	Principal Amount	Value
Trading Companies & Distributors–(continued)
United Rentals North America, Inc.,
5.50%, 07/15/2025	$41,000	$40,436
6.50%, 12/15/2026	188,000	191,863
5.25%, 01/15/2030	562,000	564,951
		2,404,510
Trucking–0.38%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.,
6.38%, 04/01/2024(b)	150,000	121,312
5.25%, 03/15/2025(b)	400,000	318,040
		439,352
Wireless Telecommunication Services–3.71%
Digicel Group One Ltd. (Jamaica), 8.25%, 12/30/2022(b)	205,000	101,475
Digicel Group Two Ltd. (Jamaica), 8.25%, 09/30/2022(b)	194,000	33,950
Intelsat (Luxembourg) S.A. (Luxembourg), 7.75%, 06/01/2021	347,000	176,102
Intelsat Connect Finance S.A. (Luxembourg), 9.50%, 02/15/2023(b)	159,000	59,625
Oztel Holdings SPC Ltd. (Oman), 5.63%, 10/24/2023(b)	477,000	383,010
Sprint Capital Corp., 8.75%, 03/15/2032	297,000	394,431
Sprint Corp.,
7.25%, 09/15/2021	457,000	473,525
7.88%, 09/15/2023	1,429,000	1,584,239
7.63%, 02/15/2025	275,000	306,391
7.63%, 03/01/2026	73,000	83,027
T-Mobile USA, Inc., 6.50%, 01/15/2026	671,000	708,275
		4,304,050
Total U.S. Dollar Denominated Bonds & Notes (Cost $126,496,205)		104,081,275
Variable Rate Senior Loan Interests–2.14%(i)
Cable & Satellite–1.02%
Altice Financing S.A. (Luxembourg), Term Loan, 4.41% (1 mo. USD LIBOR + 2.75%), 07/15/2025	325,552	299,508
Charter Communications Operating LLC, Term Loan B-1, 2.74% (1 mo. USD LIBOR + 1.75%), 04/30/2025	451,690	437,009
CSC Holdings LLC, Term Loan, 3.11% (1 mo. USD LIBOR + 2.50%), 04/15/2027	454,000	439,622
		1,176,139
Household Products–0.37%
Reynolds Group Issuer, Inc./LLC, Incremental Term Loan, 3.74% (1 mo. USD LIBOR + 2.75%), 02/05/2023	450,666	429,260
Integrated Telecommunication Services–0.39%
Sprint Communications, Inc., Incremental Term Loan, 4.00% (1 mo. USD LIBOR + 3.00%), 02/02/2024	453,703	452,001
	Principal Amount		Value
Pharmaceuticals–0.36%
Bausch Health Americas, Inc. (Canada), First Lien Incremental Term Loan, 3.36% (1 mo. USD LIBOR + 2.75%), 11/27/2025		$440,058	$420,255
Total Variable Rate Senior Loan Interests (Cost $2,574,598)			2,477,655

Asset-Backed Securities–1.95%
Apidos CLO XV, Series 2013-15A, Class CRR, 3.67% (3 mo. USD LIBOR + 1.85%), 04/20/2031(b)(h)		474,000	394,483
Bain Capital Credit CLO Ltd. (Cayman Islands),
Series 2019-1A, Class C, 4.57% (3 mo. USD LIBOR + 2.75%), 04/18/2032(b)(h)		420,000	353,743
Series 2019-3A, Class C, 4.73% (3 mo. USD LIBOR + 2.85%), 10/21/2032(b)(h)		308,000	258,671
Magnetite XXIII Ltd., Series 2019-23A, Class C, 4.27% (3 mo. USD LIBOR + 2.40%), 10/25/2032(b)(h)		474,000	406,976
Neuberger Berman Loan Advisers CLO 34 Ltd., Series 2019-34A, Class C1, 4.45% (3 mo. USD LIBOR + 2.60%), 01/20/2033(b)(h)		475,000	408,667
Sonic Capital LLC, Series 2020-1A, Class A2I, 3.85%, 01/20/2050(b)		456,619	444,356
Total Asset-Backed Securities (Cost $2,591,048)			2,266,896
	Shares
Exchange-Traded Funds–1.66%
iShares iBoxx High Yield Corporate Bond ETF (Cost $ 1,858,470)		25,000	1,926,750
	Principal Amount
U.S. Treasury Securities–0.68%
U.S. Treasury Bills–0.68%
0.11%, 04/09/2020(j)(k)		$285,000	284,903
0.01% - 0.40%, 09/03/2020(k)		500,000	499,752
Total U.S. Treasury Securities (Cost $784,783)			784,655
Non-U.S. Dollar Denominated Bonds & Notes–0.63%(l)
Diversified Banks–0.18%
Erste Group Bank AG (Austria), 6.50%(b)(f)	EUR	200,000	208,970
Food Retail–0.39%
Iceland Bondco PLC (United Kingdom), 4.63%, 03/15/2025(b)	GBP	350,000	348,944
Quatrim S.A.S.U. (France), 5.88%, 01/15/2024(b)	EUR	100,000	107,922
			456,866
Textiles–0.06%
Eagle Intermediate Global Holding B.V./Ruyi US Finance LLC (China), 5.38%, 05/01/2023(b)	EUR	100,000	66,240
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $947,044)			732,076
See accompanying notes which are an integral part of this schedule.
Invesco V.I. High Yield Fund

	Principal Amount	Value

Agency Credit Risk Transfer Notes–0.07%
Freddie Mac Multifamily Connecticut Avenue Securities TrustSeries 2019-01, Class M10, 4.88% (1 mo. USD LIBOR + 3.25%), 10/15/2049 (Cost $107,000)(b)(h)	$107,000	$76,119
	Shares
Common Stocks & Other Equity Interests–0.00%
Asset Management & Custody Banks–0.00%
Motors Liquidation Co. GUC Trust(m)	1	10
Diversified Support Services–0.00%
ACC Claims Holdings LLC(d)(m)	269,616	0
Other Diversified Financial Services–0.00%
Adelphia Recovery Trust, Series ACC1(n)	318,570	605
Adelphia Recovery Trust, Series Arahova(m)(n)	109,170	1,092
		1,697
Total Common Stocks & Other Equity Interests (Cost $143,574)		1,707
Shares		Value
Money Market Funds–0.63%
Invesco Government & Agency Portfolio, Institutional Class, 0.43%(o)	269,717	$269,717
Invesco Liquid Assets Portfolio, Institutional Class, 1.07%(o)	157,105	157,043
Invesco Treasury Portfolio, Institutional Class, 0.30%(o)	308,248	308,248
Total Money Market Funds (Cost $734,951)		735,008
TOTAL INVESTMENTS IN SECURITIES–97.55% (Cost $136,237,673)		113,082,141
OTHER ASSETS LESS LIABILITIES—2.45%		2,834,280
NET ASSETS–100.00%		$115,916,421
Investment Abbreviations:
CLO	– Collateralized Loan Obligation
Conv.	– Convertible
ETF	– Exchange-Traded Fund
EUR	– Euro
GBP	– British Pound Sterling
GUC	– General Unsecured Creditors
LIBOR	– London Interbank Offered Rate
PIK	– Pay-in-Kind
REIT	– Real Estate Investment Trust
USD	– U.S. Dollar
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at March 31, 2020 was $66,865,869, which represented 57.68% of the Fund’s Net Assets.
(c)	Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at March 31, 2020 was $14,700, which represented less than 1% of the Fund’s Net Assets.
(d)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(e)	All or a portion of this security is Pay-in-Kind. Pay-in-Kind securities pay interest income in the form of securities.
(f)	Perpetual bond with no specified maturity date.
(g)	Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(h)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on March 31, 2020.
(i)	Variable rate senior loan interests are, at present, not readily marketable, not registered under the 1933 Act and may be subject to contractual and legal restrictions on sale. Variable rate senior loan interests in the Fund’s portfolio generally have variable rates which adjust to a base, such as the London Interbank Offered Rate (“LIBOR”), on set dates, typically every 30 days, but not greater than one year, and/or have interest rates that float at margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.
(j)	All or a portion of the value was designated as collateral to cover margin requirements for swap agreements.
(k)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(l)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(m)	Non-income producing security.
(n)	Acquired as part of the Adelphia Communications bankruptcy reorganization.
(o)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of March 31, 2020.

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
05/29/2020	Goldman Sachs & Co.	GBP	146,765	USD	190,226	$7,731
See accompanying notes which are an integral part of this schedule.
Invesco V.I. High Yield Fund

Open Forward Foreign Currency Contracts—(continued)
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
05/29/2020	Citibank, N.A.	EUR	706,629	USD	769,577	$(11,480)
Total Forward Foreign Currency Contracts						$(3,749)

Open Centrally Cleared Credit Default Swap Agreements
Reference Entity	Buy/Sell Protection	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Implied Credit Spread(a)	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation
Credit Risk
Markit CDX North America High Yield Index, Series 33, Version 1	Sell	5.00%	Quarterly	12/20/2024	6.601%	USD	2,744,000	$(278,917)	$(173,882)	$105,036

(a)	Implied credit spreads represent the current level, as of March 31, 2020, at which protection could be bought or sold given the terms of the existing credit default swap agreement and serve as an indicator of the current status of the payment/performance risk of the credit default swap agreement. An implied credit spread that has widened or increased since entry into the initial agreement may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.

Abbreviations:
EUR	—Euro
GBP	—British Pound Sterling
USD	—U.S. Dollar
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco V.I. High Yield Fund

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2020
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of March 31, 2020. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$—	$104,081,275	$0	$104,081,275
Variable Rate Senior Loan Interests	—	2,477,655	—	2,477,655
Asset-Backed Securities	—	2,266,896	—	2,266,896
Exchange-Traded Funds	1,926,750	—	—	1,926,750
U.S. Treasury Securities	—	784,655	—	784,655
Non-U.S. Dollar Denominated Bonds & Notes	—	732,076	—	732,076
Agency Credit Risk Transfer Notes	—	76,119	—	76,119
Common Stocks & Other Equity Interests	1,707	—	0	1,707
Money Market Funds	735,008	—	—	735,008
Total Investments in Securities	2,663,465	110,418,676	0	113,082,141
Other Investments - Assets*
Investments Matured	—	—	0	0
Forward Foreign Currency Contracts	—	7,731	—	7,731
Swap Agreements	—	105,036	—	105,036
	—	112,767	0	112,767
Other Investments - Liabilities*
Forward Foreign Currency Contracts	—	(11,480)	—	(11,480)
Total Other Investments	—	101,287	0	101,287
Total Investments	$2,663,465	$110,519,963	$0	$113,183,428

*	Forward foreign currency contracts and swap agreements are valued at unrealized appreciation (depreciation). Investments matured are shown at value.
NOTE 2—Significant Event
During the first quarter of 2020, the World Health Organization declared the coronavirus (COVID-19) to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective, as stated in the most recent shareholder report. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Schedule of Investments may materially differ from the value received upon actual sales of those investments.
The Coronavirus Aid, Relief, and Economic Security Act, commonly referred to as the “CARES Act,” was signed into law on March 27, 2020 by President Trump. The Adviser is assessing the components of the Act, and the impacts to the Fund should be immaterial.
Invesco V.I. High Yield Fund